Accounts Receivable and Other - Components of Other Receivables and Prepaid Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Receivables [Abstract]
Deferred income taxes	$ 132,064	$ 212,222
Government authorities	112,301	41,449
Prepaid expenses	8,824	9,817
Interest receivable	5,266	3,514
Advances to suppliers	3,410	3,108
Due from related parties	2,927	475
Other	1,488	139
Other receivables and prepaid expenses	$ 266,280	$ 270,724